Notes payable to banks (Schedule of Information on Notes Payable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Hong Kong Dollar [Member] HKD	Dec. 31, 2012 Hong Kong Dollar [Member] HKD	Dec. 31, 2013 ASMPT [Member] EUR (€)	Dec. 31, 2012 ASMPT [Member] EUR (€)
Short-term Debt [Line Items]
Short-term debt outstanding	€ 0	€ 61,675	0	630,686	€ 0	€ 61,675